Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for Income Taxes (Details) [Line Items]
Federal income tax rate			21.00%	21.00%
Operating loss carry forward	$ 70,192		$ 60,230
Operating loss carry forward balance	5,115		5,115
Operating loss carry forward remaining balance	$ 60,041		$ 55,115
Profits tax, description	Hong Kong profits tax for a corporation from the year of assessment 2018/2019 onwards is generally 8.25% on assessable profits up to HK$2,000; and 16.5% on any part of assessable profits over HK$2,000.		Hong Kong profits tax for a corporation from the year of assessment 2018/2019 onwards is generally 8.25% on assessable profits up to HK$2,000,000; and 16.5% on any part of assessable profits over HK$2,000,000.
Income tax rate	17.00%		17.00%
Carried forward term	5 years		5 years
Corporate tax rate	30.00%		30.00%	30.00%
Statutory federal income tax rate		21.00%			21.00%
Statutory federal income tax rate	21.00%
General tax rate		23.00%
Israel [Member]
Provision for Income Taxes (Details) [Line Items]
Operating loss carry forward	$ 8,828		$ 8,290
General tax rate			23.00%	23.00%
General tax rate	23.00%
China [Member]
Provision for Income Taxes (Details) [Line Items]
Operating loss carry forward	$ 14,722		$ 13,714
Statutory income tax rate			25.00%
Statutory federal income tax rate	25.00%
BI Intermediate Limited [Member]
Provision for Income Taxes (Details) [Line Items]
Operating loss carry forward			$ 5,342
SINGAPORE
Provision for Income Taxes (Details) [Line Items]
Operating loss carry forward	$ 975		758
Nigeria [Member]
Provision for Income Taxes (Details) [Line Items]
Operating loss carry forward
Australia [Member]
Provision for Income Taxes (Details) [Line Items]
Operating loss carry forward	$ 116
Income tax rate	25.00%
Magpie Securities Limited [Member]
Provision for Income Taxes (Details) [Line Items]
Tax loss carry forward	$ 17,946		$ 17,243
BI Intermediate Limited [Member]
Provision for Income Taxes (Details) [Line Items]
Operating loss carry forward	$ 6,010